Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 3,947	$ 6,758
Short term deposits	3,488	7,899
Other current assets	548	241
Total current assets	7,983	14,898
Fixed assets, net	28	16
Intangible assets	6,172
Total assets	14,183	14,914
Liabilities
Accounts payable	215	515
Other payables	1,841	758
Derivative instruments	2,012
Total current liabilities	4,068	1,273
Non-current liabilities
Derivative instruments	1,030
Post-employment benefit liabilities	492	256
Total non - current liabilities	1,522	256
Equity
Share capital, no par value
Share premium	35,979	30,826
Receipts on account of warrants	7,415	7,415
Capital reserve for share-based payments	1,725	583
Capital reserve from transactions with related parties	761	761
Accumulated loss	(38,567)	(26,200)
Equity attributable to owners of the Company	7,313	13,385
Non-controlling interests	1,280
Total equity	8,593	13,385
Total liabilities and equity	$ 14,183	$ 14,914